STOCK-BASED COMPENSATION PLANS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Deferred share units [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Stock Options [Member]	Dec. 31, 2011 Predecessor [Member] Stock Options [Member]	Dec. 31, 2010 Predecessor [Member] Stock Options [Member]	Sep. 30, 2012 Predecessor [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Predecessor [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Predecessor [Member] Restricted Stock Units (Rsus) [Member]	Sep. 30, 2012 Predecessor [Member] Deferred share units [Member]	Dec. 31, 2011 Predecessor [Member] Deferred share units [Member]	Dec. 31, 2010 Predecessor [Member] Deferred share units [Member]
Allocated Share-based Compensation Expense	0	0	0	0	0	0.3	0.5	0	0.2	0.2	0	0.1	0.3	0	0	0